Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Translation risk - Additional information (Details) - Dec. 31, 2017 € in Millions, £ in Millions	GBP (£)	EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Share of net assets attributable to owners of parent company		€ 1,070
IFRS Subordinated Debt [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 1,250	1,409
Available for sale securities, BT shares [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investment in shares		€ 814